RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

DCA Agreement

On September 25, 2013, the Board approved a consulting agreement effective May 1, 2013, for marketing services provided by Decision Calculus Associates (“DCA”), an entity operated by Mr. Carpenter’s spouse, Jill Carpenter. Effective August 2015, DCA was engaged at a fee of $10,000 per month. From August 2015 through February 2017, DCA has been paid $170,000. The DCA contract was renewed at $3,000 a month effective March 1, 2017. On May 1, 2018, the Company amended the agreement with DCA to reduce the monthly fee to $2,000 a month. The amendment provides for a term of one year with a 30 day termination clause. The Company incurred fees of $6,000 and $9,000 for the three months ended March 31, 2019 and 2018, respectively. The Company incurred fees of $12,000 and $18,000 for the six months ended March 31, 2019 and 2018, respectively. The agreement with DCA was terminated on April 20, 2019.

Hooper Holmes Agreement

In 2016, we entered into an agreement with Hooper Holmes Inc., for which Dr. Smith, our Chairman of the Board, became an advisory member of its board as of March 16, 2017, and in which Mr. Pappajohn, our director, has participated in equity raises to become the beneficial owner of a greater than 10% interest. Hooper Holmes performs EEGs nationwide to patients who wish to obtain a PEER report. The Company paid $0 and $54,300 for these services during the three months ended March 31, 2019 and 2018, respectively. The Company paid $2,600 and $90,700 for these services during the six months ended March 31, 2019 and 2018, respectively. The agreement with Hooper Holmes was deleted on December 31, 2018.

Private Placement with Directors and Management

On September 21, 2018, the Company entered into definitive agreements with George C. Carpenter IV, President and then Chief Executive Officer, Robin L. Smith, Chairman, as well as John Pappajohn, and Peter Unanue, each a director of the Company, and entities affiliated with Michal Votruba, a member of the Board of Directors of MYnd Analytics and Director of Life Sciences for the European-based RSJ-Gradus fund, relating to a private placement of an aggregate of 459,458 units for $1.85 per unit, with each unit consisting of one share of common stock and one common stock purchase warrant to purchase one share of Common Stock for $2.00 per share.

9. RELATED PARTY TRANSACTIONS

DCA Agreement

On September 25, 2013, the Board approved a consulting agreement effective May 1, 2013, for marketing services provided by Decision Calculus Associates (“DCA”), an entity operated by Mr. Carpenter’s spouse, Jill Carpenter. Effective August 2015, DCA was engaged at a fee of $10,000 per month. From August 2015 through February 2017, DCA has been paid $170,000. The DCA contract was renewed at $3,000 a month effective March 1, 2017. The Company incurred fees of $31,000 and $$57,000 for the years ended September 30, 2018 and 2017, respectively. On May 1, 2018, the Company amended the agreement with DCA to reduce the monthly fee to $2,000 a month. The amendment provides for a term of one year with a 30 day termination clause.

Hooper Holmes Agreement

In 2016, we entered into an agreement with Hooper Holmes Inc., for which Dr. Smith, our Chairman of the Board, became an advisory member of its board as of March 16, 2017, and in which Mr. Pappajohn, our director, has participated in equity raises to become the beneficial owner of a greater than 10% interest. Hooper Holmes performs EEGs nationwide to patients who wish to obtain a PEER report. The Company paid $110,100 and $20,300 for these services during the years ended September 30, 2018 and 2017, respectively.

Sale of Preferred Shares

On March 29, 2018, the Company sold an aggregate of 1,050,000 shares for $2.00 per Unit, each consisting of one share of newly-designated Series A Preferred Stock or Series A-1 Preferred Stock, par value $0.001 per share and one Warrant to purchase one share of Common Stock, par value $0.001 per share for $2.34 per share in a private placement to three affiliates of the Company, John And Mary Pappajohn and Peter Unanue, for gross proceeds of $2.1 million. The private placement closed on March 29, 2018.

Private Placement with Directors and Management

On September 21, 2018, the Company entered into definitive agreements with George C. Carpenter IV, President and Chief Executive Officer, Robin L. Smith, Chairman, as well as John Pappajohn, and Peter Unanue, each a director of the Company, and entities affiliated with Michal Votruba, a member of the board of directors of MYnd Analytics and Director of Life Sciences for the European-based RSJ-Gradus fund, relating to a private placement of an aggregate of 459,458 units for $1.85 per unit, with each unit consisting of one share of common stock and one common stock purchase warrant to purchase one share of Common Stock for $2.00 per share.